DEPOSITS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
2014	$ 94,560
2015	34,586
2016	15,743
2017	5,778
2018 and thereafter	4,270
Total certificates of deposit	$ 154,934	$ 83,483